Commitments and Contingencies - Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Feb. 15, 2017
Summary of future minimum rental payments, exclusive of taxes, insurance and other costs, under operating leases
2019	$ 1,997,564
2020	1,371,444
2021	1,084,566
2022	859,184
2023	490,514
Total ASC840	$ 5,803,272
Building
Property, Plant and Equipment [Line Items]
Renewal term (in years)			2 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Renewal term (in years)	1 year
Selling, general and administrative expenses
Property, Plant and Equipment [Line Items]
Rent expenses ASC840	$ 1,000,994	$ 598,159
Research and development
Property, Plant and Equipment [Line Items]
Rent expenses ASC840	229,448	273,706
Cost of goods sold
Property, Plant and Equipment [Line Items]
Rent expenses ASC840	$ 343,793	$ 372,429